Investments - Narrative (Details) - security	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Number of fixed maturity and equity securities	139	749
Percentage of gross unrealized loss	100.00%	100.00%
Total fixed maturity securities | Investment grade
Debt Securities, Available-for-sale [Line Items]
Percentage of gross unrealized loss	68.30%	87.90%
Percentage of fair value	81.80%	93.10%